Interim condensed consolidated statement of comprehensive income - RUB (₽) ₽ in Millions	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Interim condensed consolidated statement of comprehensive income
Revenue:	₽ 10,610	₽ 8,938
Payment processing fees	7,935	6,947
Interest revenue calculated using the effective interest rate	1,060	796
Fees from inactive accounts and unclaimed payments	490	445
Other revenue	1,125	750
Operating costs and expenses:	(8,720)	(7,047)
Cost of revenue (exclusive of items shown separately below)	(4,350)	(3,571)
Selling, general and administrative expenses	(1,228)	(1,179)
Personnel expenses	(2,283)	(1,821)
Depreciation and amortization	(319)	(346)
Credit loss expense	(520)	(130)
Impairment of intangible assets	(20)
Profit from operations	1,890	1,891
Share of (loss)/gain of an associate and a joint venture	132	(79)
Other income and expenses, net	(16)	49
Foreign exchange gain	1,434	191
Foreign exchange loss	(1,397)	(349)
Interest income and expenses, net	(32)	(15)
Profit before tax	2,011	1,688
Income tax expense	(412)	(361)
Net profit	1,599	1,327
Attributable to:
Equity holders of the parent	1,587	1,315
Non-controlling interests	12	12
Foreign currency translation:
Exchange differences on translation of foreign operations	186	(181)
Debt securities at fair value through other comprehensive income (FVOCI):
Net losses arising during the period, net of tax	(8)
Net gains recycled to profit or loss upon disposal	(22)
Total other comprehensive income, net of tax	156	(181)
Total comprehensive income, net of tax	1,755	1,146
Attributable to:
Equity holders of the parent	1,732	1,139
Non-controlling interests	₽ 23	₽ 7
Earnings per share:
Basic, profit attributable to ordinary equity holders of the parent	₽ 25.54	₽ 21.35
Diluted, profit attributable to ordinary equity holders of the parent	₽ 25.44	₽ 21.20